Note 17 - Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 17 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense, Net	$ 1,303,584	$ 1,241,770
Guarantor Obligations, Maximum Exposure, Undiscounted	1,620,362	3,119,020
Loans and Leases Receivable, Commitments to Purchase or Sell	36,000,000	19,200,000
Commitments to Extend Credit [Member]
Note 17 - Commitments and Contingencies (Details) [Line Items]
Supply Commitment, Remaining Minimum Amount Committed	$ 160,459,141	$ 146,616,964